Investments in equity investees	12 Months Ended
Dec. 31, 2014
Equity Method Investments And Joint Ventures Abstract
Equity Method Investments Disclosure Text Block

Note 19 - Investments in equity investees

During the year ended December 31, 2014, the Corporation recorded pre-tax earnings of $39.6 million, from its equity investments, compared to $42.9 million for the year ended December 31, 2013. The carrying value of the Corporation's equity method investments was $226 million and $197 million at December 31, 2014 and 2013, respectively.

The following table presents aggregated summarized financial information of the Corporation's equity method investees:

Years ended December 31,	2014	2013	2012
(in thousands)
Operating results:
Total revenues	$715,966	$1,302,637	$796,185
Total expenses	343,100	1,024,713	570,450
Income tax (benefit) expense	43,993	39,301	(36,914)
Net income	$328,873	$238,623	$262,649

At December 31,		2014	2013
(in thousands)
Balance Sheet:
Total assets		$7,421,225	$5,987,802
Total liabilities		$5,182,478	$4,036,484

Summarized financial information for these investees may be presented on a lag, due to the unavailability of information for the investees, at the respective balance sheet dates.